General	9 Months Ended
Sep. 30, 2025
General [Abstract]
GENERAL

Note 1: - General

a.	Arbe Robotics Ltd. (the “Company”) was founded and registered on November 4, 2015 and commenced its activities in January 2016. The Company, a global leader in perception radar solutions, is spearheading a radar revolution, enabling safe driver-assist systems today while paving the way to full autonomous-driving. The Company’s radar technology is a critical sensor for L2+ and higher autonomy. The Company is empowering automakers, Tier 1 suppliers, autonomous ground vehicles, commercial and industrial vehicles, and a wide array of safety applications with advanced sensing and paradigm changing perception. The Company’s ordinary shares and Warrants are listed on the Nasdaq Capital Market under the symbols “ARBE” and “ARBEW,” respectively. The convertible bond are listed on the Tel Aviv Stock Exchange (“TASE”).

b.	On October 26, 2017, the Company established a Delaware subsidiary, Arbe Robotics US Inc. Arbe Robotics US Inc is engaged mainly in the Company’s sales and will operate as the Company’s distributor in the U.S.

c.	On February 5, 2024, the Company established a Chinese subsidiary, Shanghai Arbe Technologies Co., Ltd (“Arbe China”). Arbe China was formed to assist mainly in providing customer support in the China region.

d.	On October 7, 2021, the Company consummated the merger (the “Merger”) pursuant to which the Company’s wholly-owned subsidiary, Autobot MergerSub, Inc. (“Merger Sub”) was merged with an into Industrial Tech Acquisitions Inc. (“ITAC”) pursuant to which ITAC became a wholly-owned subsidiary of the Company, and the Company issued ordinary shares and warrants to the holders of ITAC common stock and warrants, respectively. In connection with the Merger, the name of ITAC was changed to Autobot HoldCo, Inc.

In connection with the Merger, and immediately prior to the closing of the Merger, the Company effected a recapitalization (the “Recapitalization”), which was approved by the Company’s directors and shareholders.

Pursuant to the Merger, Arbe issued to ITAC securityholders (a) 3,866,842 ordinary shares to the holders of ITAC common stock and (b) 10,735,680 Arbe warrants to the holders of ITAC warrants, of which 7,623,600 warrants are public warrants and 3,112,080 warrants are private warrants.

Total gross proceeds resulted from the Merger and the related PIPE financing were approximately $118,288, of which total transaction costs amounted to approximately $16,707. The total gross proceeds include the $100,000 from the sale of 10,000,000 ordinary shares to the PIPE investors at $10.00 per share.

On December 31, 2024, the Company completed the liquidation of ITAC.

e.	On May 30, 2024, the Company registered its ordinary shares on the Tel Aviv Stock Exchange (“TASE”), and its ordinary shares are now traded on both Nasdaq and the Tel Aviv Stock Exchange. Pursuant to statutory exemption available for dual listed companies under the Israeli securities and companies’ laws, the Company’s reporting requirements are in substance in accordance with the provisions applicable by Nasdaq on foreign private issuers.

f.	On June 2, 2024, the Company completed an offering of convertible bonds in the principal amount of NIS 110,000,000 (approximately $30,000). The bonds were issued solely to Israeli investors and were not offered in the United States or to U.S. persons. The bonds bear interest on the principal amount at the rate of 6.5% per annum, mature on May 30, 2028, and are convertible into the Company’s ordinary shares at a conversion price of NIS 9.53 (approximately $2.60) per share. The bonds are listed for trading on the TASE. Refer to Note 8.

g.	On November 4, 2024, the Company completed a public offering of its securities. The gross proceeds from this offering were approximately $15 million, before deducting the underwriters’ discounts and commissions and other offering expenses payable by the Company of approximately $1.2 million. The securities were sold as a unit for $1.82 per unit, with each unit consisting of one ordinary share (or one pre-funded warrant in lieu of one ordinary share), one Tranche A Warrant and one Tranche B Warrant. In the offering, the Company issued an aggregate of 8,250,000 ordinary shares (or pre-funded warrants in lieu thereof) and by Tranche A Warrants to purchase up to 8,250,000 ordinary shares at $2.35 per share and Tranche B Warrants to purchase up to 8,250,000 ordinary shares $1.82 per share. The Tranche A Warrants are immediately exercisable upon issuance and expire on November 4, 2029. The Tranche B Warrants are immediately exercisable upon issuance and will expire on the earlier of (i) the 20th trading day after the Company has given notice of a Triggering Event, as defined in the Tranche B Warrant or (ii) November 4, 2027.

h.	The Company depends on one supplier for the development and productization of its products. If this supplier fails to deliver or delays the delivery of the necessary products, the Company will be required to seek alternative sources of supply. A change in supplier could result in manufacturing delays and increased costs, which could result in a possible loss of sales which would adversely affect the Company’s business, prospects, results of operations and financial position.
i.	As the Company operates internationally and substantially its revenue is derived from sales outside of Israel, the business is affected by inflation, supply chain issues and economic conditions in countries in which the Company is seeking to conduct business, security and cybersecurity issues, fiscal and monetary policies, tariffs, interest rates and regulations affection the automotive industry, the timing by the automotive and other industries on the introduction of unmanned automobiles and other unmanned devices, safety concerns and well as the effect of regional conflicts and steps taken by governments with respect to parties to such conflicts. As an Israeli company, the Company is also subject to the effect on Israel and the Israeli economy of the present war with Hamas as well as any other regional conflicts, including Hezbollah, Syria and Iran, which may develop and the relationship between Israel and other countries, including the United States, China and the European Union. As of the balance sheet date, the war had no impact on the Company’s operations.

j.	The Company has incurred losses from operations since its inception and has negative cash flow from operating activities. During January 2025, the Company raised gross proceeds of $55.5 million in an underwritten offering and from the conversion of our convertible bonds and the release of funds from escrow upon such conversion. Refer to Note 8 and 9.